Financial instrument	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Financial instrument

8. Financial instrument

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

2025
USD

Financial assets
At amortised cost
Cash on hand	1

Financial liabilities
At amortised cost
Other payables and accrued expenses	18,503

Financial risk management objectives and policies

The Company is exposed to financial risk arising from its operations and the use of financial instruments. The key financial risk is liquidity risk.

The following sections provide details regarding the Company’s exposure to the above-mentioned financial risks and the objectives, policies and processes for the management of the risk.

Liquidity risk

Liquidity risk is the risk that the Company encounters difficulty in meeting its obligations due to shortage of funds. The Company’s exposure to liquidity risk arises primarily from other payables.

The Company’s funding requirements and liquidity risk are managed with the objective of meeting business obligations on a timely basis. The Company manages liquidity risk by maintaining adequate reserves and banking facilities by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

All financial liabilities of the Company are assessed as current and correspondingly, no detailed maturity analysis is deemed necessary.

Fair values of financial instruments

The carrying amounts of short-term payable and cash and cash equivalents approximate their fair value due to the relatively short-term nature of these financial instruments and insignificant impact of discounting.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Financial instrument

29.	Financial instrument

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

	2025	2024
	USD	USD

Financial assets
At amortised cost
Trade receivables	45,528	74,016
Other receivables and deposits	267,146	200,920
Amount due from associates	18,435	2,145
Cash and bank balances	318,932	460,467

	650,041	737,548

29.	Financial instrument (Cont’d)

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis: (Cont’d)

	2025	2024
	USD	USD

Financial liabilities
At amortised cost
Trade payables	321,350	175,599
Other payables and accruals	864,910	849,451
Amount due to associates	20,763	-
Amount due to directors	5,972,257	3,610,711
Hire purchase liabilities	-	7,260
Lease liabilities	961,875	500,308

	8,141,155	5,143,329

Financial risk management objectives and policies

The Group is exposed to financial risk arising from its operations and the use of financial instruments. The key financial risks include credit risk and liquidity risk.

The following sections provide details regarding the Group’s exposure to the above-mentioned financial risks and the objectives, policies and processes for the management of those risks.

(i)	Credit risk

Credit risk is the risk of a financial loss to the Group that may arise if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Group’s exposure to credit risk mainly from trade receivables, other receivables and refundable deposits and amount due from associates.

The management has in place a credit procedure to monitor and minimises the exposure of default. Receivables are monitored on a regular and an ongoing basis. Credit evaluations are performed on all customers requiring credit over certain amount.

For cash and cash equivalents, the Group minimises credit risk by dealing exclusively with high credit rating counterparties.

The Group provides advances to associates. The Group monitors the results of the associates regularly.

Exposure to credit risk

The carrying amount of the financial assets recorded on the consolidated statement of financial position at the end of the reporting period represents the Group’s maximum exposure to credit risk in relation to financial assets. No financial assets carry a significant exposure to credit risk.

29.	Financial instrument (Cont’d)

Financial risk management objectives and policies (Cont’d)

(ii)	Liquidity risk

Liquidity risk is the risk that the Group encounters difficulty in meeting its obligations due to shortage of funds. The Group’s exposure to liquidity risk arises primarily from trade payables, other payables and accruals, amounts due to directors, hire purchase liabilities and lease liabilities.

The Group’s funding requirements and liquidity risk are managed with the objective of meeting business obligations on a timely basis. The Group manages liquidity risk by maintaining adequate reserves and banking facilities by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

Analysis of financial instruments by remaining contractual maturities

The table below summarises the maturity profile of the Group’s financial liabilities at the end of the reporting period based on undiscounted contractual payments:

	Interest rate	Total carrying amount	On demand or within 1 year	Within 2 to 5 years	Total undiscounted cash flow
	%	USD	USD	USD	USD

2025
Non-interest bearing:
Trade payables	-	321,350	321,350	-	321,350
Other payables and accruals	-	878,421	878,421	-	878,421
Amount due to associates	-	20,763	20,763	-	20,763
Amount due to directors	-	5,972,257	5,972,257	-	5,972,257

Interest bearing:
Lease liabilities	6.65	961,875	499,557	535,578	1,035,135

		8,154,666	7,692,348	535,578	8,227,926

29.	Financial instrument (Cont’d)

(ii)	Liquidity risk (Cont’d)

Analysis of financial instruments by remaining contractual maturities (Cont’d)

The table below summarises the maturity profile of the Group’s financial liabilities at the end of the reporting period based on undiscounted contractual payments: (Cont’d)

	Interest rate	Total carrying amount	On demand or within 1 year	Within 2 to 5 years	Total undiscounted cash flow
	%	USD	USD	USD	USD

2024
Non-interest bearing:
Trade payables	-	175,599	175,599	-	175,599
Other payables and accruals	-	956,063	956,063	-	956,063
Amount due to directors	-	3,610,711	3,610,711	-	3,610,711

Interest bearing:
Hire purchase liabilities	4.55	7,260	7,384	-	7,384
Lease liabilities	7.04	500,308	329,071	202,421	531,492

		5,249,941	5,078,828	202,421	5,281,249

Fair values of financial instruments

The carrying amounts of short-term receivables and payables and cash and cash equivalents approximate their fair value due to the relatively short-term nature of these financial instruments and insignificant impact of discounting.

The fair value of hire purchase liabilities and lease liabilities are determined by discounting the relevant cash flows using current interest rates for similar instruments as at the end of the financial reporting period.